Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Impact of Discontinued Operations

As of December 31, 2018, the Company completed all required divestitures and retained no residual interests as outlined below:

For the year ended December 31, 2018	Proceeds [1]	Gain (Loss) on Sale	Gain (Loss) on Sale Net of Income Taxes	AOCI	Net Earnings and Retained Earnings

Shares in SQM	$5,126	$4,278	$3,366	$–	$3,366
Shares in ICL	685	(19)	(19)	(19)	–
Shares in APC	501	121	126	–	126
Conda Phosphate operations	98	–	–	–	–

Total Sale	$6,410	$4,380	$3,473	$(19)	$3,492

1	Proceeds are net of commissions.

Summary of Assets and Liabilities Held for Sale

Assets and liabilities held for sale as at December 31, 2017 were comprised of:

2017

ASSETS
Investments in SQM and APC	$1,146
Investment in ICL	708
Current tax asset	4

Assets held for sale	$1,858

LIABILITIES
Payables and accrued charges	$–
Deferred income tax liabilities	36

Liabilities on assets held for sale	$36

Summary of Net Earnings and Cash Flows from Discontinued Operations

Net earnings from discontinued operations for the years ended December 31 were as follows:

	2018	2017 [1]

Gain on disposal of investments in SQM and APC	$4,399	$–
Dividend income of SQM, APC and ICL [2]	156	24
Share in earnings of SQM and APC [2]	–	151
Income tax expense [3]	(951)	(2)

Net earnings from discontinued operations	$3,604	$173

1

Share of earnings, dividend income and income tax recovery pertaining to these investments were reclassified from loss before income taxes and income tax recovery to net earnings from discontinued operations on the consolidated statements of earnings.

2	The Company’s investments in SQM and APC were classified as discontinued operations in the later part of 2017 and, as a result, equity accounting in respect of these investments ceased.

3

For 2018, income tax (expense) recovery is comprised of $(912) relating to the disposals of SQM shares, including the repatriation of the net proceeds, and $(39) relating to earnings from discontinued operations ($(18) for the planned repatriation of the remaining excess cash available in Chile, $(26) for the repatriation of dividend income received from SQM and $5 relating to APC).

Cash flows from discontinued operations for the year ended December 31 were as follows:

	2018	2017

Cash provided by operating activities
Dividends from discontinued operations	$156	$176
Income tax related to the disposal of discontinued operations	(26)	–

Dividends from discontinued operations, net of tax	$130	$176

Cash provided by investing activities
Proceeds from disposal of discontinued operations [1]	$6,371	$–
Income tax related to the disposal of discontinued operations	(977)	–

Proceeds from disposal of discontinued operations, net of tax	$5,394	$–

1	Excludes a receivable of $39 to be collected in 2019.